ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2016	Mar. 31, 2015
Capital Unit [Line Items]
Partners Capital Account Units Issued	18,679,738	18,679,738
Partners Capital Account Units Outstanding	18,517,788	18,588,788
Series Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	1,036,100	1,036,100
Partners Capital Account Units Outstanding	1,036,100	1,036,100
Series Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,178,029	4,178,029
Partners Capital Account Units Outstanding	4,145,929	4,156,429
Series Ten [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,428,925	2,428,925
Partners Capital Account Units Outstanding	2,409,225	2,421,225
Series Eleven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,489,599	2,489,599
Partners Capital Account Units Outstanding	2,484,999	2,486,499
Series Twelve [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,972,795	2,972,795
Partners Capital Account Units Outstanding	2,933,895	2,947,595
Series Fourteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,574,290	5,574,290
Partners Capital Account Units Outstanding	5,507,640	5,540,940